Shareholder Fees (Invesco Van Kampen Enterprise Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Class B, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%
Class C, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Class Y, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none